UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate NextShares (EVFTC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

April 30, 2018

NextShares® is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Floating-Rate NextShares

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	46

Officers and Trustees	49

Important Notices	50

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Performance1,2,3

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Fund Inception
Fund at NAV	11/29/2017	1/30/2001	2.60%	4.62%	3.67%	4.63%	2.72%
Fund at Market Price	11/29/2017	11/29/2017	—	—	—	—	2.72
S&P/LSTA Leveraged Loan Index	—	—	2.39%	4.41%	3.85%	5.28%	2.32%

% Total Annual Operating Expense Ratios[4]
Gross							0.88%
Net							0.73

Fund Profile5

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.1%

Virgin Media Investment Holdings Limited	1.0

Valeant Pharmaceuticals International, Inc.	0.9

TransDigm, Inc.	0.9

MA FinanceCo., LLC	0.8

Infor (US), Inc.	0.8

Asurion, LLC	0.8

1011778 B.C. Unlimited Liability Company	0.8

Change Healthcare Holdings, Inc.	0.8

Avolon TLB Borrower 1 (US), LLC	0.7

Total	8.6%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	9.7%

Business Equipment and Services	8.9

Health Care	8.8

Chemicals and Plastics	4.1

Telecommunications	4.0

Cable and Satellite Television	3.9

Lodging and Casinos	3.8

Industrial Equipment	3.7

Financial Intermediaries	3.6

Leisure Goods/Activities/Movies	3.5

Total	54.0%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s inception.

[2]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[3]

The Fund pursues its investment objective by investing in a separate investment fund (the Portfolio). The returns at NAV for periods before the date the Fund commenced operations are for a mutual fund that invests in the Portfolio (the Portfolio Investor). The performance during such period does not represent the performance of the Fund. The prior investment performance of the Portfolio Investor (rather than the Portfolio itself) is shown because it reflects the expenses typically borne by a retail fund investing in the Portfolio. The Portfolio Investor returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown. If such an adjustment were made, the performance presented would be higher, because the Fund’s total net operating expenses are lower than those of the Portfolio Investor. Performance is for a share class of the Portfolio Investor offered at net asset value. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period expense (November 29, 2017 – April 30, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/29/17)	Ending Account Value (4/30/18)	Expenses Paid During Period (11/29/17 – 4/30/18)		Annualized Expense Ratio

Actual*
	$1,000.00	$1,027.20	$3.21	***	0.76%

*	The Fund had not commenced operations on November 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period from commencement of operations on November 29, 2017 to April 30, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 29, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period (11/1/17 – 4/30/18)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
	$1,000.00	$1,017.66	$3.80	***	0.76%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 29, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $5,309,170)	$5,339,512
Receivable from affiliate	9,591
Total assets	$5,349,103

Liabilities
Payable to affiliates:
Administration fee	$655
Operations agreement fee	218
Trustees’ fees	42
Accrued expenses	25,601
Total liabilities	$26,516
Net Assets	$5,322,587

Sources of Net Assets
Paid-in capital	$5,267,378
Accumulated undistributed net investment income	19,377
Accumulated net realized gain from Portfolio	5,490
Net unrealized appreciation from Portfolio	30,342
Total	$5,322,587

Net Asset Value Per Share
($5,322,587 ÷ 525,000 shares issued and outstanding)	$10.14

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2018(1)
Interest and other income allocated from Portfolio	$101,715
Dividends allocated from Portfolio	2,468
Expenses, excluding interest expense, allocated from Portfolio	(11,406)
Interest expense allocated from Portfolio	(546)
Total investment income from Portfolio	$92,231

Expenses
Administration fee	$3,166
Operations agreement fee	1,055
Trustees’ fees and expenses	292
Custodian fee	9,024
Transfer and dividend disbursing agent fees	6,252
Legal and accounting services	12,581
Printing and postage	3,536
Registration fees	468
Listing fee	10,811
Intraday pricing fee	5,048
Miscellaneous	1,131
Total expenses	$53,364
Deduct —
Allocation of expenses to affiliate	$48,813
Total expense reductions	$48,813

Net expenses	$4,551

Net investment income	$87,680

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$16,098
Foreign currency transactions	(1,508)
Forward foreign currency exchange contracts	(9,100)
Net realized gain	$5,490
Change in unrealized appreciation (depreciation) —
Investments	$20,296
Foreign currency	847
Forward foreign currency exchange contracts	9,199
Net change in unrealized appreciation (depreciation)	$30,342

Net realized and unrealized gain	$35,832

Net increase in net assets from operations	$123,512

(1)	For the period from the start of business, November 29, 2017, to April 30, 2018.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Statement of Changes in Net Assets (Unaudited)

Increase (Decrease) in Net Assets	Period Ended April 30, 2018(1)
From operations —
Net investment income	$87,680
Net realized gain	5,490
Net change in unrealized appreciation (depreciation)	30,342
Net increase in net assets from operations	$123,512
Distributions to shareholders —
From net investment income	$(68,303)
Total distributions to shareholders	$(68,303)
Transactions in Fund shares —
Proceeds from sale of shares	$5,253,967
Transaction fees	13,135
Net increase in net assets from Fund share transactions	$5,267,102
Other capital —
Portfolio transaction fee contributed to Portfolio	$(807)
Portfolio transaction fee allocated from Portfolio	1,083
Net increase in net assets from other capital	$276

Net increase in net assets	$5,322,587

Net Assets
At beginning of period	$—
At end of period	$5,322,587

Accumulated undistributed net investment income included in net assets
At end of period	$19,377

Changes in shares outstanding
Shares outstanding, beginning of period	—
Shares sold	525,000
Shares outstanding, end of period	525,000

(1)	For the period from the start of business, November 29, 2017, to April 30, 2018.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Financial Highlights

	Period Ended April 30, 2018(1) (Unaudited)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.169
Net realized and unrealized gain	0.075

Total income from operations	$0.244

Less Distributions
From net investment income	$(0.130)

Total distributions	$(0.130)

Transaction fees(2)	$0.025

Portfolio transaction fee, net(2)	$0.001

Net asset value — End of period	$10.140

Total Return on Net Asset Value(3)	2.72	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,323
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.76	%(4)(7)(8)
Net investment income	4.03	%(7)
Portfolio Turnover of the Portfolio	17	%(5)(9)

(1)	For the period from the start of business, November 29, 2017, to April 30, 2018.

(2)	Computed using average shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(4)

The investment adviser and administrator of the Fund reimbursed certain operating expenses (equal to 2.24% of average daily net assets for the period ended April 30, 2018). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	Includes interest expense allocated from the Portfolio of 0.03% for the period ended April 30, 2018.

(9)	For the Portfolio’s six months ended April 30, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on November 29, 2017. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (less than 0.05% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only

9

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the period ended April 30, 2018, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the period ended April 30, 2018, the administration fee amounted to $3,166.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the period ended April 30, 2018, the operations agreement fee amounted to $1,055 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.73% of the Fund’s average daily net assets through February 28, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $48,813 of the Fund’s operating expenses for the period ended April 30, 2018.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the period ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,305,343 and $94,170, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1K of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statement of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statement of Changes in Net Assets.

At April 30, 2018, EVM owned approximately 94.9% of the outstanding shares of the Fund.

10

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 89.5%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		7,836	$7,889,495
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		5,347	5,350,831
Term Loan - Second Lien, 8.80%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,121	5,789,724
TransDigm, Inc.
Term Loan, 4.79%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		64,020	64,387,736
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(4)		28,321	28,483,518
Wesco Aircraft Hardware Corp.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,025	11,979,906
WP CPP Holdings, LLC
Term Loan, Maturing April 24, 2025(5)		4,575	4,616,939
			$128,498,149

Automotive — 2.0%
American Axle and Manufacturing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,667,880
Apro, LLC
Term Loan, 6.03%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,906	2,925,559
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,350,648
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,160	6,201,909
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,107	9,107,175
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		6,317	6,367,556
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		11,637	11,709,794
FCA US, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,040,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Federal-Mogul Holdings Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	$45,813,384
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		16,217	16,304,847
Horizon Global Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		5,747	5,775,829
Sage Automotive Interiors, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,507	7,601,142
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,824	9,501,862
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,860,470
Tower Automotive Holdings USA, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,685	17,781,028
Visteon Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,530
			$211,528,613

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,594	$5,657,697
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		10,354	9,318,375
Term Loan - Second Lien, 12.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000
			$17,301,072

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,787	$15,865,544
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.40% PIK)), Maturing May 23, 2021		26,925	26,966,947
OZ Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		7,550	7,597,187

11	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.86%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	$3,866,500
Salient Partners L.P.
Term Loan, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,636	8,505,968
			$62,802,146

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		33,794	$33,901,400
Beacon Roofing Supply, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,625	6,669,308
Capital Automotive L.P.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,817	4,853,658
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		13,701	13,786,782
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,498	15,633,258
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		41,289	41,409,192
Henry Company, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,738	9,859,938
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	10,498,872
Quikrete Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		36,880	37,082,647
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,533	21,653,699
Realogy Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,877	10,958,122
Summit Materials Companies I, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		7,581	7,635,492

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,413	$8,466,007
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023		7,910	7,988,658
			$230,397,033

Business Equipment and Services — 8.8%
Acosta Holdco, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		12,546	$10,307,524
Adtalem Global Education, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		4,550	4,569,906
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		28,441	28,627,684
Altran Technologies S.A.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 20, 2025	EUR	16,241	19,768,544
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,980	6,047,917
Camelot UK Holdco Limited
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		23,322	23,507,446
Cast and Crew Payroll, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,275	9,299,402
Ceridian HCM Holding, Inc.
Term Loan, Maturing April 5, 2025(5)		16,900	17,047,875
Change Healthcare Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		78,990	79,390,797
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,448	17,502,089
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		3,443	3,495,075
Crossmark Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		35,481	19,088,859
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		17,069	17,186,790

12	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Duff & Phelps Corporation
Term Loan, Maturing October 14, 2024(5)		4,250	$4,256,197
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,600	14,636,500
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(4)(8)		6,523	3,098,460
Term Loan, 0.00%, Maturing July 2, 2020(3)(8)		4,614	2,191,486
Term Loan, 0.00%, Maturing July 2, 2020(3)(8)		10,387	0
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		47,533	47,978,138
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,314	4,358,675
Extreme Reach, Inc.
Term Loan, 8.16%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		9,874	9,874,332
First Data Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,032	14,064,036
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		53,049	53,294,659
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,603	20,849,968
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	14,365	11,271,904
Gartner, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,850	2,878,500
Global Payments, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		6,361	6,416,407
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		27,506	27,832,141
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		16,013	16,170,884
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	23,840	28,933,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Iron Mountain, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	10,025	$10,003,065
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	13,155	13,240,846
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	14,236	14,306,992
Kronos Incorporated
Term Loan, 4.88%, (2 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	62,948	63,592,623
LegalZoom.com, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	8,304	8,397,610
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	22,750	22,105,807
ON Assignment, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 21, 2025	5,481	5,514,122
PGX Holdings, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	10,421	10,160,469
Ping Identity Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025	6,275	6,322,062
Pre-Paid Legal Services, Inc.
Term Loan, Maturing April 17, 2025(5)	5,550	5,613,592
Prime Security Services Borrower, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	17,346	17,479,324
Red Ventures, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	15,049	15,253,174
ServiceMaster Company
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	36,933	37,209,198
SMG Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025	2,700	2,728,126
Solera, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	12,685	12,752,980
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	39,339	39,678,681

13	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	14,375	$17,427,953
Tempo Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,578	9,641,077
Trans Union, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,658	10,706,522
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		22,675	22,797,241
Vantiv, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		14,350	14,457,625
Vestcom Parent Holdings, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,057	13,155,142
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,548	1,551,408
West Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,950	3,987,442
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		14,763	14,840,709
			$916,869,410

Cable and Satellite Television — 4.0%
Charter Communications Operating, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,199	$40,436,787
Cogeco Communications (USA) II L.P.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	6,205,752
CSC Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,549	34,588,321
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,425	14,485,109
Numericable Group S.A.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,903	11,758,924
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,493	20,320,080

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Radiate Holdco, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		25,157	$24,981,897
Telenet Financing USD, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		24,600	24,745,214
Unitymedia Finance, LLC
Term Loan, Maturing September 30, 2025(5)		1,500	1,502,031
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		17,100	17,112,466
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	15,000	18,179,858
UPC Financing Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,333,922
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,726,123
Virgin Media Bristol, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,588,917
Virgin Media Investment Holdings Limited
Term Loan, 3.78%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	17,802,736
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	27,610,898
Ziggo Secured Finance Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,618,437
			$416,997,472

Chemicals and Plastics — 3.9%
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		5,608	$5,648,516
Aruba Investments, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,835	3,839,591
Ashland, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024		6,278	6,337,199
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,717	42,942,337

14	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	$1,819,551
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,473	7,882,320
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,725	11,762,991
Emerald Performance Materials, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,299	5,353,413
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,232	9,280,789
Term Loan, Maturing February 14, 2024(5)		3,833	3,853,696
Term Loan, Maturing February 14, 2024(5)		3,917	3,937,472
Flint Group GmbH
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,755	2,639,308
Flint Group US, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,666	15,965,651
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,190	10,251,762
H.B. Fuller Company
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,487	22,576,588
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,115	41,248,155
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,606	7,642,187
Invictus US, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 24, 2025		5,600	5,649,874
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	8,117,167
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		8,322	8,393,112
MacDermid, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,939,262
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,641,871

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
MacDermid, Inc. (continued)
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	27,074	$27,293,832
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024	7,227	7,272,324
PQ Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	27,674	27,876,103
Prince Minerals, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	4,200	4,252,500
Proampac PG Borrower, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 18, 2023	5,519	5,569,969
Solenis International L.P.
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	4,578	4,583,305
Sonneborn Refined Products B.V.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	922	933,036
Sonneborn, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	5,222	5,287,189
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)	380	382,151
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	3,845	3,863,974
Tata Chemicals North America, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	5,654	5,720,760
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024	4,095	4,123,064
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	12,986	13,135,552
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	31,503	31,866,215
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	8,617	8,708,064
Univar, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	13,721	13,852,397

15	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Venator Materials Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,303	$4,327,581
Versum Materials, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,787	5,841,127
			$408,611,955

Clothing / Textiles — 0.1%
Samsonite International S.A.
Term Loan, Maturing April 18, 2025(5)		10,275	$10,322,522
			$10,322,522

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,829	$2,842,768
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	7,639,917
			$10,482,685

Containers and Glass Products — 2.5%
Anchor Glass Container Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,604	$5,471,673
Berry Global, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		16,310	16,429,196
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,425	7,473,723
BWAY Holding Company
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		19,645	19,788,554
Consolidated Container Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		6,279	6,332,158
Crown Americas, LLC
Term Loan, 2.38%, (3 mo. EURIBOR + 2.38%), Maturing January 18, 2025	EUR	6,675	8,146,373
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing January 29, 2025		7,300	7,375,854
Flex Acquisition Company, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,793	42,064,554

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	21,357	$25,836,832
Libbey Glass, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,407	10,250,867
Pelican Products, Inc.
Term Loan, Maturing April 19, 2025(5)		7,075	7,057,312
Reynolds Group Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		57,839	58,266,435
Ring Container Technologies Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		10,004	10,047,454
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		23,111	23,276,734
Tekni-Plex, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		8,910	8,971,445
Trident TPI Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024(2)		3,775	3,800,953
			$260,590,117

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		18,935	$19,159,596
			$19,159,596

Drugs — 3.0%
Albany Molecular Research, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,447	$15,579,326
Alkermes, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,171	19,362,494
Amneal Pharmaceuticals, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		25,774	25,781,658
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,946	29,796,579

16	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,379	$52,204,608
Horizon Pharma, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	16,389	16,518,378
Jaguar Holding Company II
Term Loan, 4.61%, (USD LIBOR + 2.50%), Maturing August 18, 2022(4)	68,282	68,727,947
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,546	20,444,887
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,750	9,736,292
PharMerica Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,050	9,112,219
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,673,250
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	46,338	46,909,259
		$318,846,897

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.00%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	40,801	$41,103,612
Charah, LLC
Term Loan, 8.21%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)	7,237	7,336,224
Clean Harbors, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024	3,151	3,163,004
EnergySolutions, LLC
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	14,397	14,577,034
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	14,262	14,306,145
Strategic Materials, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024	2,394	2,408,962
Wastequip, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	1,500	1,511,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Wrangler Buyer Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	5,885	$5,924,705
		$90,330,936

Electronics / Electrical — 9.9%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	36,877	$36,912,040
Answers Finance, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021	5,589	5,477,424
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	4,645	4,552,100
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	29,457	29,749,525
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	21,226	21,310,577
Term Loan - Second Lien, 11.80%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023	4,335	4,375,641
Avast Software B.V.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	22,967	23,133,680
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	13,500	13,592,813
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	13,067	13,104,668
CommScope, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	8,384	8,444,189
CPI International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	7,338	7,385,515
Cypress Semiconductor Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	10,971	11,061,621
DigiCert, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	10,925	10,971,093

17	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,932	$10,973,286
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,084	13,264,285
Energizer Holdings, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,319	8,365,611
Entegris, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,248	2,259,229
Epicor Software Corporation
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		6,016	6,054,969
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,040	7,118,821
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,461	5,522,752
Eze Castle Software, Inc.
Term Loan, 5.05%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		9,579	9,652,754
Flexera Software, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		2,750	2,767,760
Go Daddy Operating Company, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		56,883	57,199,134
GTCR Valor Companies, Inc.
Term Loan, 5.31%, (2 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		11,692	11,853,903
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,985	3,627,214
Hyland Software, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		30,980	31,300,759
Infoblox, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,540	17,832,481
Infor (US), Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		85,579	86,068,430
Informatica Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	6,041	7,325,167

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Informatica Corporation (continued)
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	40,615	$40,963,017
Lattice Semiconductor Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	6,528	6,568,781
MA FinanceCo., LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	40,657	40,574,816
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	5,925	5,887,570
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	19,512	19,231,351
MTS Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	891	898,480
Prometric Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	3,375	3,405,584
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	15,626	15,738,231
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	4,550	4,574,647
Rocket Software, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	12,729	12,821,663
Seattle Spinco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	40,010	39,810,225
SkillSoft Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	55,741	52,977,300
SolarWinds Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	17,157	17,278,163
Sparta Systems, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,483	3,495,559
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	19,884	20,038,524
SS&C Technologies, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	53,742	54,159,677

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,298	$18,115,373
Switch, Ltd.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,829	2,853,817
Syncsort, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		18,258	18,332,415
Tibco Software, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,915	25,057,927
TTM Technologies, Inc.
Term Loan, Maturing September 28, 2024(5)		3,750	3,782,813
Uber Technologies
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		50,033	50,501,814
Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		21,850	22,082,156
Veritas Bermuda, Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		22,778	22,490,173
VF Holding Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		32,097	32,388,660
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,633	8,063,026
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,479	8,494,648
Western Digital Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		11,521	11,608,560
			$1,033,452,411

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		77,512	$77,759,893
Delos Finance S.a.r.l.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	1,008,021
			$78,767,914

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Farming / Agriculture — 0.0%(6)
Mastronardi Produce Limited
Term Loan, Maturing April 18, 2025(5)	4,350	$4,393,500
		$4,393,500

Financial Intermediaries — 3.7%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	14,038	$14,178,246
Term Loan - Second Lien, 11.31%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	33,720	34,057,663
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	13,267	13,357,959
Ditech Holding Corporation
Term Loan, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	39,373	37,010,595
Donnelley Financial Solutions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	5,246	5,278,500
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025	3,025	3,055,250
FinCo I, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	13,167	13,314,818
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	17,705	17,837,410
Freedom Mortgage Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	35,656	36,280,318
Geo Group, Inc. (The)
Term Loan, 3.75%, (1 week USD LIBOR + 2.00%), Maturing March 22, 2024	5,321	5,346,196
Greenhill & Co., Inc.
Term Loan, 5.73%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	12,517	12,626,082
GreenSky Holdings, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	15,925	15,984,719
Guggenheim Partners, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	37,169	37,293,310

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	16,636	$16,677,127
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024	1,990	1,998,706
LPL Holdings, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	14,937	15,018,229
MIP Delaware, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,554	1,565,274
NXT Capital, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	25,438	25,724,077
Ocwen Financial Corporation
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,233	3,277,216
Quality Care Properties, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	29,260	29,625,383
Sesac Holdco II, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	10,481	10,507,466
StepStone Group L.P.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	6,975	7,018,594
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025	4,337	4,374,613
Virtus Investment Partners, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	5,484	5,510,980
Term Loan, 1.25%, Maturing June 3, 2024(2)	2,000	2,010,000
Walker & Dunlop, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	11,593	11,737,502
		$386,889,483

Food Products — 2.9%
Alphabet Holding Company, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	29,279	$25,357,165
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	3,713	3,718,079

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Badger Buyer Corp.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,055	$5,086,216
CHG PPC Parent, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,725	8,793,709
Del Monte Foods, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,522	22,532,649
Dole Food Company, Inc.
Term Loan, 4.65%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		20,099	20,197,823
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	23,850	28,937,252
Term Loan, 3.76%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	6,500	8,986,899
High Liner Foods Incorporated
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	14,851,861
HLF Financing S.a.r.l.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		15,887	16,105,320
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,386,763
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		25,018	25,237,225
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		71,791	71,817,950
Keurig Green Mountain, Inc.
Term Loan, 3.25%, (1 week USD LIBOR + 1.50%), Maturing March 3, 2021		5,332	5,329,913
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	8,256,943
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,650	6,677,012
Pinnacle Foods Finance, LLC
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		4,493	4,532,980
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		20,303	20,415,624

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	$7,289,376
			$308,510,759

Food Service — 1.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		80,344	$80,586,666
Aramark Services, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		10,274	10,354,512
IRB Holding Corp.
Term Loan, 5.19%, (USD LIBOR + 3.25%), Maturing February 5, 2025(4)		9,450	9,556,312
KFC Holding Co.
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		20,147	20,322,782
NPC International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,029	9,164,695
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,929	3,961,803
TKC Holdings, Inc.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		10,667	10,787,257
US Foods, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		2,467	2,491,680
Welbilt, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,310,802
			$156,536,509

Food / Drug Retailers — 1.0%
Albertsons, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,739	$14,631,782
Term Loan, 5.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,632	8,579,351
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,157	50,689,131
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,363	5,416,125

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	11,175	$15,033,661
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,527,915
Supervalu, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,599	2,594,418
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		4,331	4,324,030
			$106,796,413

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,013	$10,138,201
			$10,138,201

Health Care — 8.4%
Acadia Healthcare Company, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,069	$3,103,830
ADMI Corp.
Term Loan, Maturing April 4, 2025(5)		20,025	20,115,733
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		17,825	17,546,646
Alliance Healthcare Services, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,143	9,214,881
Term Loan - Second Lien, 11.90%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,547,125
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.25%, (1 week USD LIBOR + 5.50%), Maturing August 4, 2021		8,203	8,253,982
Argon Medical Devices, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,150	7,208,094
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,962	2,983,219
Term Loan, Maturing January 17, 2022(5)	EUR	2,500	3,042,396
Avantor, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,354	18,577,699

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,769	$10,553,508
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,174	6,180,742
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		28,385	28,665,911
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019		14,323	14,116,686
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		17,661	17,153,618
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		9,500	9,527,038
Convatec, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,710	5,754,370
CPI Holdco, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,529	9,600,242
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,561	5,635,792
DJO Finance, LLC
Term Loan, 5.36%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,815	25,963,104
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	10,332,415
Envision Healthcare Corporation
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		42,274	42,542,202
Equian, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		6,934	6,984,253
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,913	19,084,470
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		7,444	7,471,664
Greatbatch Ltd.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		13,358	13,499,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	40,813	$41,077,625
Hanger, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	12,150	12,195,562
HCA, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025	4,100	4,146,695
Immucor, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing June 15, 2021	1,489	1,525,969
INC Research, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	5,004	5,025,018
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	14,314	14,457,266
Inovalon Holdings, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	14,225	14,153,875
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	30,225	30,361,482
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,641	27,861,397
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,833	29,090,181
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,502,438
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,169	6,754,310
Medical Solutions, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,450	8,491,873
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	44,103	44,392,530
National Mentor Holdings, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,334	5,377,016
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,132	7,167,786

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
New Millennium Holdco, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,278	$1,174,719
Opal Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	26,175	25,749,539
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	41,210	41,511,696
Parexel International Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,357	33,528,332
Press Ganey Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 21, 2023	13,188	13,294,963
Prospect Medical Holdings, Inc.
Term Loan, 7.44%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,425	13,475,344
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	21,429	21,572,337
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,612	12,690,448
RadNet, Inc.
Term Loan, 5.87%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	15,569	15,772,868
Select Medical Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	17,350	17,497,952
Sotera Health Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,307	11,382,690
Surgery Center Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,980	19,043,681
Team Health Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	41,680	40,573,318
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,660	8,749,769
U.S. Anesthesia Partners, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,943	16,039,871

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Wink Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,287	$5,280,142
			$882,578,062

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		16,404	$16,659,855
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,313	47,486,956
			$64,146,811

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,733	$27,862,669
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(2)		1,031	1,032,930
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		4,569	4,579,323
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,018	27,083,943
Delachaux S.A.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,520	7,585,582
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	287	347,251
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	717	868,129
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,729	3,304,257
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,821	8,260,642
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(2)		3,713	3,761,226
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,501	9,617,976
DXP Enterprises, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,771	5,778,214
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		7,656	7,696,480

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		22,863	$23,091,188
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 27, 2025	EUR	4,425	5,350,308
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		21,925	22,153,393
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,300	7,621,042
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,527	14,628,718
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,578	11,589,875
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		37,438	37,713,448
Harsco Corporation
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,039	6,127,817
Hayward Industries, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,975	5,012,312
Milacron, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		29,616	29,769,811
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		14,103	14,279,431
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		2,675	2,684,793
Rexnord, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		23,084	23,267,120
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		11,275	11,387,750
Tank Holding Corp.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		8,365	8,448,540
Terex Corporation
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		2,970	2,987,324
Thermon Industries, Inc.
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,725	3,757,215

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Titan Acquisition Limited
Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,600	$36,694,355
Waterjet Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 3, 2025		8,175	8,205,656
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	17,434,161
			$399,982,879

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		26,187	$26,390,724
AmWINS Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,736	28,955,364
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		28,344	28,568,152
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		33,557	33,842,349
Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		17,850	18,385,500
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	6,854,743
Hub International Limited
Term Loan, Maturing April 25, 2025(5)		57,650	58,094,539
NFP Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		22,616	22,755,142
Sedgwick Claims Management Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		12,400	12,419,927
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		35,817	35,950,937
			$272,217,377

Leisure Goods / Activities / Movies — 3.5%
AMC Entertainment, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,050	$10,085,435

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Ancestry.com Operations, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,862	$48,146,024
Bombardier Recreational Products, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		44,104	44,434,435
Bright Horizons Family Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		10,519	10,593,254
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,457	13,472,882
ClubCorp Holdings, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,148	21,234,346
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,700	11,733,243
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		22,950	22,955,210
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		22,435	22,510,041
Emerald Expositions Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		17,660	17,859,054
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing November 24, 2024	EUR	8,800	10,613,593
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		279	279,616
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,159	2,167,024
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		42,632	42,933,861
Match Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,797	7,855,352
Sabre GLBL, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,000	1,004,609
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		17,346	17,331,742

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SRAM, LLC
Term Loan, 4.74%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)	25,057	$25,166,260
Steinway Musical Instruments, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	9,875	9,961,406
UFC Holdings, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	15,563	15,665,825
WMG Acquisition Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	12,400	12,469,775
		$368,472,987

Lodging and Casinos — 3.9%
Aristocrat Leisure Limited
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	13,566	$13,658,059
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	12,179	12,259,710
Churchill Downs Incorporated
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	3,491	3,506,496
CityCenter Holdings, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	21,934	22,079,915
Cyan Blue Holdco 3 Limited
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	3,126	3,139,114
Eldorado Resorts, LLC
Term Loan, 4.18%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)	11,596	11,665,330
ESH Hospitality, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	26,625	26,798,790
Four Seasons Hotels Limited
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	9,184	9,258,368
Gateway Casinos & Entertainment Limited
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	2,475	2,497,688
Golden Nugget, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	41,267	41,605,495

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
GVC Holdings PLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 15, 2024		12,600	$12,615,750
Term Loan, Maturing March 15, 2024(5)	GBP	7,500	10,325,245
Term Loan, Maturing March 15, 2024(5)	EUR	14,575	17,583,481
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,680,013
Hilton Worldwide Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		47,618	48,070,580
Hospitality Investors Trust
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024		5,100	5,051,040
La Quinta Intermediate Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.00%), Maturing April 14, 2021		15,289	15,329,694
Las Vegas Sands, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		4,646	4,675,083
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		29,179	29,407,183
Playa Resorts Holding B.V.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2024		25,150	25,335,007
Richmond UK Bidco Limited
Term Loan, 4.76%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,972,140
Stars Group Holdings B.V. (The)
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2025		44,537	44,809,948
VICI Properties 1, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		24,293	24,419,701
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(5)		14,900	15,031,925
			$408,775,755

Nonferrous Metals / Minerals — 0.8%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,873	$14,947,690
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		19,875	20,098,594

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		22,151	$19,714,532
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		200	119,866
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(8)		2,983	257,757
Oxbow Carbon, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		7,283	7,382,951
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,670,000
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	10,625	12,906,127
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		2,662	1,521,193
			$85,618,710

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		21,762	$23,622,362
Apergy Corp.
Term Loan, Maturing April 20, 2025(5)		4,125	4,154,217
BCP Raptor, LLC
Term Loan, 6.31%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,940	8,027,673
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(2)		12,500	12,151,250
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,681	15,857,664
Delek US Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 13, 2025		4,325	4,346,625
Fieldwood Energy, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		25,506	25,680,954
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		9,874	9,565,074

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Green Plains Renewable Energy, Inc.
Term Loan, 7.41%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	11,268	$11,423,315
McDermott Technology Americas, Inc.
Term Loan, Maturing March 27, 2025(5)	14,300	14,238,710
Medallion Midland Acquisition, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	6,983	7,021,777
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	10,011	10,044,133
PSC Industrial Holdings Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	9,352	9,363,252
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,450	4,405,500
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	942	825,811
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,527	2,214,295
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,166	15,917,904
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,783	1,518,774
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,920	2,486,509
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	22,033	18,764,942
Southcross Energy Partners L.P.
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	7,725	7,647,291
Ultra Resources, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	15,825	14,875,500
		$224,153,532

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	12,487	$12,554,369
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	44,330	42,265,851

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	12,253	$12,372,095
Lamar Media Corporation
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	6,100	6,122,875
LSC Communications, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	10,512	10,577,700
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	6,803	6,862,593
Multi Color Corporation
Term Loan, Maturing October 31, 2022(5)	3,517	3,525,619
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,840	3,863,179
ProQuest, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	14,200	14,398,543
Tweddle Group, Inc.
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	8,135	3,821,985
		$116,364,809

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,418	$7,554,987
AP NMT Acquisition B.V.
Term Loan, 8.06%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,763	3,767,861
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,204	15,320,514
Cumulus Media Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	66,720	56,822,982
E.W. Scripps Company (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,154	4,172,299
Entravision Communications Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,089	12,074,138
Gray Television, Inc.
Term Loan, 4.14%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	6,187	6,220,468

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Hubbard Radio, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	10,468	$10,548,039
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(8)	33,740	26,802,030
Term Loan, 0.00%, Maturing July 30, 2019(8)	5,384	4,307,035
Mission Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,906	2,921,013
Nexstar Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	22,627	22,746,284
Raycom TV Broadcasting, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	12,164	12,194,285
Sinclair Television Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,294	14,368,149
Term Loan, Maturing December 12, 2024(5)	34,000	34,194,786
Univision Communications, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,788	66,959,480
		$300,974,350

Retailers (Except Food and Drug) — 3.1%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	16,259	$14,253,970
Bass Pro Group, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,637	12,723,376
BJ’s Wholesale Club, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	12,921	12,989,130
CDW, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	21,038	21,182,604
Coinamatic Canada, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	271	271,697
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	23,569	20,386,790
EG Finco Limited
Term Loan, Maturing February 6, 2025(5)	5,575	5,584,294

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	24,045	$23,383,576
Global Appliance, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,089	12,308,065
Go Wireless, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	8,295	8,326,106
Harbor Freight Tools USA, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,920	5,950,674
J. Crew Group, Inc.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,236	17,559,890
LSF9 Atlantis Holdings, LLC
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,437	12,289,650
Michaels Stores, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	17,707	17,830,483
Neiman Marcus Group Ltd., LLC
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,500	20,730,120
Party City Holdings, Inc.
Term Loan, 4.92%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	11,596	11,688,624
PetSmart, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	44,082	34,641,039
PFS Holding Corporation
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,032	6,437,203
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,505	8,815,598
Radio Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 2, 2024	4,714	4,740,893
Rent-A-Center, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	1,383	1,366,580
Shutterfly, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	6,200	6,262,000

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,808	$6,749,886
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(8)	30,925	26,131,491
Vivid Seats Ltd.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	14,088	14,132,120
		$326,735,859

Steel — 0.8%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	13,023	$13,140,776
GrafTech Finance, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	21,000	21,065,625
Neenah Foundry Company
Term Loan, 8.53%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	9,134	9,088,703
Phoenix Services International, LLC
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,825	9,960,094
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	30,276	30,471,160
		$83,726,358

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	6,958	$7,045,023
Avis Budget Car Rental, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,745	5,762,906
Hertz Corporation (The)
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,508	10,542,602
Kenan Advantage Group, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,393	1,400,398
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	4,579	4,605,050
PODS, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	6,915	6,987,286

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,571	$24,771,565
XPO Logistics, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		6,775	6,821,206
			$67,936,036

Telecommunications — 4.0%
CenturyLink, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,356	$56,585,497
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		15,302	15,298,487
Consolidated Communications, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		14,576	14,463,299
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,841	11,828,169
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	27,950	33,830,750
Frontier Communications Corp.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,587	21,357,514
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 28, 2024	EUR	10,825	13,126,738
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,299	20,119,351
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		18,300	19,027,425
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	11,387,803
Level 3 Financing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,177,364
Mitel Networks Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,025	5,068,717

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	12,895	$12,491,789
SBA Senior Finance II, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025	33,153	33,279,161
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	60,792	61,019,653
Syniverse Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	11,400	11,535,375
Telesat Canada
Term Loan, 4.41%, (2 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	47,024	47,317,587
		$418,914,679

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,662	$2,670,473
Calpine Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	4,851	4,864,476
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	47,496	47,745,490
Dayton Power & Light Company (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	5,481	5,504,603
Dynegy, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	4,538	4,573,700
Granite Acquisition, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,707	1,731,433
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	37,595	38,135,273
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	2,761	2,637,172
Lightstone Generation, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,457	1,471,016
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	22,752	22,975,425

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Lonestar Generation, LLC
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing February 22, 2021		17,971	$17,970,782
Longview Power, LLC
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,550	2,994,996
Talen Energy Supply, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,196	6,174,259
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,261	11,183,944
			$170,633,042

Total Senior Floating-Rate Loans (identified cost $9,448,853,563)			$9,379,455,039

Corporate Bonds & Notes — 2.9%
Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	$7,390,220
			$7,390,220

Business Equipment and Services — 0.2%
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)		15,600	$15,990,000
			$15,990,000

Cable and Satellite Television — 0.0%(6)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		3,635	$3,475,969
			$3,475,969

Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(9)		11,605	$11,692,038
Hexion, Inc.
6.625%, 4/15/20		16,525	15,554,156

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
PQ Corp.
6.75%, 11/15/22(9)		4,000	$4,245,000
			$31,491,194

Containers and Glass Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		43,125	$43,489,702
5.848%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		9,925	10,086,281
			$53,575,983

Drugs — 0.4%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(9)		11,092	$11,549,545
7.00%, 3/15/24(9)		14,419	15,261,762
5.50%, 11/1/25(9)		19,675	19,650,406
			$46,461,713

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(10)	EUR	8,625	$10,498,975
			$10,498,975

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
7.125%, 9/1/18(9)		2,325	$2,356,379
			$2,356,379

Food Products — 0.0%(6)
Iceland Bondco PLC
5.036%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,428	$1,964,065
			$1,964,065

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$6,937,500
6.25%, 3/31/23		16,650	15,224,344
HCA, Inc.
4.75%, 5/1/23		9,766	9,862,781
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		10,550	11,130,250

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	$12,992,750
4.375%, 10/1/21		9,700	9,603,000
			$65,750,625

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,415,000
			$8,415,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,557,500
			$11,557,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(8)		8,994	$7,285,140
Univision Communications, Inc.
6.75%, 9/15/22(9)		2,629	2,701,297
5.125%, 2/15/25(9)		5,500	5,092,725
			$15,079,162

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$6,965,250
			$6,965,250

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	6,675	$7,498,879
			$7,498,879

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,078,750
5.875%, 1/15/24(9)		5,000	5,050,000
5.25%, 6/1/26(9)		10,925	10,494,828
			$18,623,578

Total Corporate Bonds & Notes (identified cost $314,568,245)			$307,094,492

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 1.0%
Security	Principal Amount (000’s omitted)	Value
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.253%, (3 mo. USD LIBOR + 4.90%), 10/17/24(9)(10)	$3,000	$2,964,240
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	5,000,000
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.959%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,497,003
Series 2018-1A, Class C, 4.921%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,508,624
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,998,200
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,979,810
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.959%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	5,347,665
Series 2018-14A, Class D, 4.423%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,457,739
Series 2018-5BA, Class C, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(11)	5,000	4,977,635
Series 2018-5BA, Class D, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(11)	3,500	3,430,000
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.448%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)	3,500	3,452,991
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 8.598%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	3,251,644
Series 2018-1A, Class D, (3 mo. USD LIBOR + 2.90%),7/15/31(9)(11)	3,000	3,000,000
Series 2018-1A, Class E, (3 mo. USD LIBOR + 5.75%),,7/15/31(9)(11)	2,750	2,750,000
Carlyle Global Market Strategies CLO, Ltd.
Series-C17A, Class CR, (3 mo. USD LIBOR + 2.80%),4/30/31(9)(11)	5,000	5,000,000
Series C17A, Class DR, (3 mo. USD LIBOR + 6.00%),,4/30/31(9)(11)	3,500	3,500,000
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,989,630
Series 2015-41A, Class ER, 7.648%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,256,293
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.993%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	2,547,214

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.359%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	$2,500	$2,459,585
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.46%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,512,737
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(11)	1,950	1,950,000
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.385%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	916,700
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.859%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	6,950	6,977,133
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 9.498%, (3 mo. USD LIBOR + 7.15%), 7/15/29(9)(10)	2,000	2,046,765
Palmer Square CLO, Ltd.
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,895,015
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	2,003,921
Upland CLO, Ltd.
Series 2016-1A, Class CR, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(11)	4,500	4,500,000
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(11)	4,625	4,625,000
Voya CLO, Ltd.
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,988,560
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.659%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	2,992,296

Total Asset-Backed Securities (identified cost $104,172,502)		$104,776,400

Common Stocks — 1.3%
Security	Shares	Value

Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)(14)	950	$11,070,008
IAP Global Services, LLC(3)(12)(13)(14)	1,627	14,219,134
		$25,289,142

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Automotive — 0.0%(6)
Dayco Products, LLC(12)(13)	88,506	$3,141,963
		$3,141,963

Business Equipment and Services — 0.3%
Education Management Corp.(3)(12)(13)	65,471,595	$0
RCS Capital Corp.(12)(13)	421,149	25,690,089
		$25,690,089

Electronics / Electrical — 0.1%
Answers Corp.(3)(12)(13)	906,100	$7,493,447
		$7,493,447

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(12)(13)	421,318	$18,243
		$18,243

Lodging and Casinos — 0.0%(6)
Caesars Entertainment Corp.(12)(13)	13,899	$157,754
		$157,754

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	2,830	$0
		$0

Oil and Gas — 0.5%
AFG Holdings, Inc.(3)(12)(13)	498,342	$33,887,256
Fieldwood Energy, Inc.(12)(13)	51,241	2,056,045
Fieldwood Energy, Inc.(12)(13)	221,919	8,904,500
Paragon Offshore Finance Company, Class A(12)(13)	42,177	57,993
Paragon Offshore Finance Company, Class B(12)(13)	21,089	690,665
Samson Resources II, LLC, Class A(12)(13)	435,055	7,830,990
Southcross Holdings Group, LLC(3)(12)(13)	1,281	0
Southcross Holdings L.P., Class A(12)(13)	1,281	393,907
		$53,821,356

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)(13)	28,605	$18,702,235
		$18,702,235

Total Common Stocks (identified cost $51,145,765)		$134,314,229

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(12)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,100,000	$52,184,000

Total Exchange-Traded Funds (identified cost $52,107,000)		$52,184,000

Short-Term Investments — 7.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(15)	756,970,755	$756,895,058

Total Short-Term Investments (identified cost $756,883,155)		$756,895,058

Total Investments — 102.4% (identified cost $10,732,871,810)		$10,734,719,218

Less Unfunded Loan Commitments — (0.3)%		$(28,855,072)

Net Investments — 102.1% (identified cost $10,704,016,738)		$10,705,864,146

Other Assets, Less Liabilities — (2.1)%		$(220,526,432)

Net Assets — 100.0%		$10,485,337,714

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Fixed-rate loan.

(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $282,506,519 or 2.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(11)	When-issued, variable rate security whose interest rate will be determined after April 30, 2018.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated company.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	11,397,169	CAD	14,509,108	HSBC Bank USA, N.A.	5/31/18	$89,982	$—
USD	10,891,508	EUR	8,780,875	HSBC Bank USA, N.A.	5/31/18	266,544	—
USD	164,058,929	EUR	132,295,986	State Street Bank and Trust Company	5/31/18	3,979,206	—
USD	12,107,415	EUR	9,700,000	State Street Bank and Trust Company	5/31/18	370,299	—
USD	138,476,540	EUR	110,838,425	Goldman Sachs International	6/29/18	4,037,538	—
USD	11,998,780	EUR	9,700,688	HSBC Bank USA, N.A.	6/29/18	232,547	—
USD	27,577,746	EUR	22,066,691	JPMorgan Chase Bank, N.A.	6/29/18	812,444	—
USD	8,298,858	EUR	6,668,615	State Street Bank and Trust Company	6/29/18	210,310	—
USD	1,828,878	EUR	1,490,094	State Street Bank and Trust Company	6/29/18	21,502	—
USD	174,881,809	EUR	143,458,042	Goldman Sachs International	7/31/18	441,500	—
USD	17,687,699	EUR	14,502,125	State Street Bank and Trust Company	7/31/18	53,588	—
USD	10,433,232	GBP	7,462,500	HSBC Bank USA, N.A.	7/31/18	114,538	—
USD	41,129,726	GBP	29,407,994	State Street Bank and Trust Company	7/31/18	466,131	—

						$11,096,129	$—

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $9,947,133,583)	$9,948,969,088
Affiliated investment, at value (identified cost, $756,883,155)	756,895,058
Cash	48,092,376
Deposits for derivatives collateral — forward foreign currency exchange contracts	7,490,000
Foreign currency, at value (identified cost, $75,685,396)	75,647,990
Interest receivable	30,085,793
Dividends receivable from affiliated investment	1,098,058
Receivable for investments sold	43,169,000
Receivable for open forward foreign currency exchange contracts	11,096,129
Prepaid expenses	1,548,978
Total assets	$10,924,092,470

Liabilities
Cash collateral due to brokers	$7,490,000
Payable for investments purchased	392,293,177
Payable for when-issued securities	33,730,000
Payable to affiliates:
Investment adviser fee	4,134,905
Trustees’ fees	8,458
Accrued expenses	1,098,216
Total liabilities	$438,754,756
Commitments and contingencies (Note 11)
Net Assets applicable to investors’ interest in Portfolio	$10,485,337,714

Sources of Net Assets
Investors’ capital	$10,470,870,980
Net unrealized appreciation	14,466,734
Total	$10,485,337,714

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$230,351,824
Dividends from affiliated investment	5,315,719
Total investment income	$235,667,543

Expenses
Investment adviser fee	$24,123,189
Trustees’ fees and expenses	50,750
Custodian fee	982,409
Legal and accounting services	645,013
Interest expense and fees	1,238,485
Miscellaneous	103,346
Total expenses	$27,143,192

Net investment income	$208,524,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$38,225,613
Investment transactions — affiliated investment	(170,434)
Foreign currency transactions	(1,062,493)
Forward foreign currency exchange contracts	(13,581,024)
Net realized gain	$23,411,662
Change in unrealized appreciation (depreciation) —
Investments	$27,263,065
Investments — affiliated investment	48,688
Foreign currency	1,113,502
Forward foreign currency exchange contracts	5,372,728
Net change in unrealized appreciation (depreciation)	$33,797,983

Net realized and unrealized gain	$57,209,645

Net increase in net assets from operations	$265,733,996

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$208,524,351	$382,779,648
Net realized gain (loss)	23,411,662	(88,514,652)
Net change in unrealized appreciation (depreciation)	33,797,983	220,389,016
Net increase in net assets from operations	$265,733,996	$514,654,012
Capital transactions —
Contributions	$732,621,017	$1,996,903,668
Withdrawals	(311,061,281)	(921,329,117)
Portfolio transaction fee	2,077,602	—
Net increase in net assets from capital transactions	$423,637,338	$1,075,574,551

Net increase in net assets	$689,371,334	$1,590,228,563

Net Assets
At beginning of period	$9,795,966,380	$8,205,737,817
At end of period	$10,485,337,714	$9,795,966,380

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.56%	0.58%	0.55%	0.52%	0.52%
Net investment income	4.21	%(2)	4.07%	4.58%	4.27%	3.89%	4.14%
Portfolio Turnover	17	%(3)	42%	27%	19%	34%	32%

Total Return	2.68	%(3)	5.69%	7.10%	0.56%	2.23%	5.08%

Net assets, end of period (000’s omitted)	$10,485,338		$9,795,966	$8,205,738	$9,936,014	$13,901,215	$16,648,042

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Floating-Rate NextShares held an interest of 85.0%, 14.8%, 0.1%, 0.1% and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

39

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

40

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $24,123,189 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $2,111,747,655 and $1,668,718,531, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,705,661,683

Gross unrealized appreciation	$181,032,931
Gross unrealized depreciation	(169,734,339)

Net unrealized appreciation	$11,298,592

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these

41

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the Portfolio had no open derivatives with credit-related contingent features in a liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$11,096,129	(1)	$—

Total Derivatives subject to master netting or similar agreements	$11,096,129		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.

42

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Goldman Sachs International	$4,479,038	$—	$—	$(4,479,038)	$—	$6,740,000
HSBC Bank USA, N.A.	703,611	—	(703,611)	—	—	—
JPMorgan Chase Bank, N.A.	812,444	—	—	(750,000)	62,444	—
State Street Bank and Trust Company	5,101,036	—	(4,835,140)	—	265,896	—

	$11,096,129	$—	$(5,538,751)	$(5,229,038)	$328,340	$6,740,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(13,581,024)	$5,372,728

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $552,598,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million unsecured line of credit agreement with a group of banks, which is in effect through March 11, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $642,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2018 is $1,061,307 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

43

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2018, the value of the Portfolio’s investment in affiliated companies was $25,289,142, which represents 0.24% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the six months ended April 30, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized gain (loss)

Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$25,289,142	$—	$—	$(1,392,250)

*	The related industry is the same as the presentation in the Portfolio of Investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,316,239,606	$34,360,361	$9,350,599,967
Corporate Bonds & Notes	—	307,094,492	—	307,094,492
Asset-Backed Securities	—	104,776,400	—	104,776,400
Common Stocks	11,118,299	37,823,850	85,372,080	134,314,229
Convertible Preferred Stocks	—	—	0	0
Exchange-Traded Funds	52,184,000	—	—	52,184,000
Short-Term Investments	—	756,895,058	—	756,895,058

Total Investments	$63,302,299	$10,522,829,406	$119,732,441	$10,705,864,146
Forward Foreign Currency Exchange Contracts	$—	$11,096,128	$—	$11,096,128

Total	$63,302,299	$10,533,925,534	$119,732,441	$10,716,960,274

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.10% of net assets at April 30, 2018). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

45

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Floating-Rate & High Income NextShares (now known as Eaton Vance Floating-Rate NextShares) (the “NextShares Fund”) with Eaton Vance Management (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Boston Management and Research (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the NextShares Fund, as well as information furnished for prior meetings of the Board and its committees, including meetings of a working group of the Board established specifically to assist the Board in evaluating the terms of the investment advisory agreement of the NextShares Fund and of other similar funds. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds, including the Eaton Vance Floating-Rate & High Income Fund (the “Existing Fund”) and three portfolios in which the Existing Fund may invest (the “Existing Portfolios”). The Board noted that, although the Existing Fund has the same investment objective as the NextShares Fund, the Existing Fund pursues its objective by investing in the Existing Portfolios, whereas the NextShares Fund will pursue its investment objective by investing directly in securities, consistent with regulatory requirements applicable to the NextShares Fund. The Board also noted that the Existing Fund, through its investments in the Existing Portfolios, makes use of the same portfolio managers and investment strategies as will be utilized by the NextShares Fund when investing directly in securities. The Board also considered differences in the operations and expenses of the NextShares Fund as compared to the Existing Fund, including for these purposes the expenses of the Existing Portfolios.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Existing Fund, including the Existing Fund’s pro rata share of the fees payable by the Existing Portfolios, with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•

A report from an independent data provider comparing the total expense ratio, and its components, of the Existing Fund (including the Existing Fund’s pro rata share of the expense ratios of the Existing Portfolios) with those of comparable funds;

•

Data comparing the advisory and related fees payable by the NextShares Fund with the advisory and related fees payable by the Existing Fund (including the Existing Fund’s pro rata share of the fees payable by the Existing Portfolios) and by comparable funds;

•	Data comparing the total expense ratio of the NextShares Fund with the expense ratios of the Existing Fund and comparable funds;

•	A report from an independent data provider comparing the investment performance of the Existing Fund to the investment performance of comparable funds over various time periods;

•

Data comparing the investment performance of the Existing Fund with the performance of benchmark indices and a customized peer group identified by the Adviser in consultation with the Board over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the NextShares Fund;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the NextShares Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

46

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Board of Trustees’ Contract Approval — continued

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the NextShares Fund’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the NextShares Fund. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the NextShares Fund, the Board evaluated the nature, extent and quality of services to be provided to the NextShares Fund by the Adviser.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments held by the Existing Portfolios (and to be held by the NextShares Fund), including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. The Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the NextShares Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the NextShares Fund, including the provision of administrative services.

The Board considered the special attributes of the NextShares Fund relative to a traditional mutual fund and the benefits that are expected to be realized by investors electing to invest in the NextShares Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the Adviser and its affiliates in developing an infrastructure necessary to support the on-going operations of the NextShares Fund and in obtaining regulatory approvals necessary to commence operations of the NextShares Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the NextShares Fund had not yet commenced operations when the contract was approved, it had no performance record. As indicated above, however, the Board did consider the investment performance of the Existing Fund in approving the investment advisory agreement for the NextShares Fund.

47

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by the NextShares Fund for advisory and administrative services (referred to collectively as “management fees”), as well as the management fees payable by the Existing Fund and by the Existing Portfolios. The Board noted that the management fees payable by the NextShares Fund are substantially similar to the aggregate of the management fees payable by the Existing Fund and those allocated to it by the Existing Portfolios. As part of its review, the Board considered the management fees and total expense ratios of the Existing Fund and the NextShares Fund, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered the fee that the NextShares Fund will pay to Eaton Vance for providing services required to operate the NextShares Fund in accordance with relevant regulatory approvals.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the NextShares Fund for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Fund and to the Portfolios. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Fund and the Existing Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Existing Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the NextShares Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the NextShares Fund will be reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the NextShares Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the NextShares Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the NextShares Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the NextShares Fund to benefit from economies of scale in the future.

48

Eaton Vance

Floating-Rate NextShares

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate NextShares

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate NextShares and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits delivery of only one copy of fund shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your broker may household the mailing of your documents indefinitely unless you instruct your broker otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your broker. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your broker.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

29111    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018